Taxes (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Income Tax Disclosure [Abstract]
U.S. current income tax expense
BVI current income tax expense
PRC current income tax expense	3,395,237	5,065,380
Total provision for income taxes	$ 3,395,237	$ 5,065,380